GOF P-11 03/13

SUPPLEMENT DATED MARCH 1, 2013

TO THE PROSPECTUSES

OF

Templeton China World Fund

Templeton Growth Fund

Templeton Global Smaller Companies Fund

Templeton Funds

Templeton World Fund

Templeton Foreign Fund

Templeton Income Trust

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

The prospectus is amended as follows:

I. The following paragraphs are added as the first and second paragraphs to the “Fund Details - Distribution and Taxes” section:

The American Taxpayer Relief Act of 2012 (“ATRA”) repeals various sunset dates contained in prior legislation thereby making permanent: (1) the taxation of qualified dividend income for noncorporate taxpayers at long-term capital gain tax rates provided certain holding period requirements are met; (2) the taxation of long-term capital gains recognized by noncorporate taxpayers at a maximum tax rate of 15% (except in case of certain high income taxpayers for whom the maximum rate was increased to 20%); and (3) the backup withholding rate of 28% on certain dividends and distributions paid to persons who fail to provide certain required certifications.

In addition, ATRA extends for two years the exemptions from U.S. withholding taxes for interest-related dividends from U.S. sources and short-term capital gain dividends paid by the Fund to non-U.S. investors; such exemptions will sunset and no longer apply to dividends and distributions paid with respect to taxable years of the Fund beginning after December 31, 2013 (unless such provisions are again extended or made permanent).

II. For Templeton Global Bond Fund, Templeton Global Total Return Fund and Templeton International Bond Fund, the Fund Details “Principal Investment Policies and Practices – Commodity Exchange Act Exclusion” section is replaced with the following:

The Fund is not intended as a vehicle for trading in the futures, commodity options or swaps markets.  With respect to the Fund, the investment manager has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO.  In addition, the investment manager is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC.

As of January 1, 2013, the terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in futures, commodity options, swaps or non-deliverable foreign currency forwards (used for purposes other than bona fide hedging).  Because the investment manager and the Fund intend to comply with the terms of the CPO exclusion, the Fund may need to adjust its investment strategies to limit its investments in these types of instruments. The CFTC has neither reviewed nor approved the investment manager’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.

Please keep this supplement for future reference.

GOF SA-1 03/13

SUPPLEMENT DATED MARCH 1, 2013

TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

OF

Templeton China World Fund

Templeton Growth Fund

Templeton Global Smaller Companies Fund

Templeton Funds

Templeton World Fund

Templeton Foreign Fund

Templeton Income Trust

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

The statement of additional information is amended as follows:

I. The following paragraphs are added immediately following the first paragraph of the “Distribution and Taxes” section:

The American Taxpayer Relief Act of 2012 (“ATRA”) repeals various sunset dates contained in prior legislation thereby making permanent: (1) the taxation of qualified dividend income for noncorporate taxpayers at long-term capital gain tax rates provided certain holding period requirements are met; (2) the taxation of long-term capital gains recognized by noncorporate taxpayers at a maximum tax rate of 15% (except in case of certain high income taxpayers for whom the maximum rate was increased to 20%); and (3) the backup withholding rate of 28% on certain dividends and distributions paid to persons who fail to provide certain required certifications.

In addition, ATRA extends for two years the exemptions from U.S. withholding taxes for interest-related dividends from U.S. sources and short-term capital gain dividends paid by the Fund to non-U.S. investors; such exemptions will sunset and no longer apply to dividends and distributions paid with respect to taxable years of the Fund beginning after December 31, 2013 (unless such provisions are again extended or made permanent).

ARTA extends for two years the FIRPTA related provisions discussed in the SAI under the header, “Non-U.S. investors –Investment in U.S. real property.”

The partial exemption of non-U.S. investors from U.S. estate tax discussed in the SAI under the header, “Non-U.S. investors – U.S. estate tax,” however, was not extended by ATRA and thus sunsets and no longer applies to decedents dying on or after January 1, 2012.

II. For Templeton Global Bond Fund, the fourth paragraph under “Glossary of Investments, Techniques, Strategies and Their Risks - Derivative instruments” on page 14 is replaced with the following paragraphs:

Exclusion of investment manager from commodity pool operator definition.   With respect to the Fund, the investment manager has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the investment manager is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC.

As of January 1, 2013, the terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests” (which include futures, commodity options, swaps, and non-deliverable foreign currency forwards) as further described below. Because the investment manager and the Fund intend to comply with the terms of the CPO exclusion, the Fund may need to adjust its investment strategies to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the investment manager’s reliance on these exclusions, or the Fund, its investment strategies or this statement of additional information.

Generally, the exclusion from CPO regulation on which the investment manager relies requires the Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes: either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets. If, in the future, the Fund can no longer satisfy these requirements, the investment manager would withdraw its notice claiming an exclusion from the definition of a CPO, and the investment manager would be subject to registration and regulation as a CPO with respect to the Fund. In that case, the investment manager and the Fund would need to comply with all applicable CFTC disclosure, reporting, operational, and other regulations, which could increase Fund expenses.

Please keep this supplement for future reference.